Goodwill and Intangible Assets - Net - Summary of Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2020
Goodwill [Line Items]
Goodwill, beginning balance	$ 944,298	$ 830,008
Acquisitions	0	114,290
Goodwill, ending balance	944,298	944,298
Accumulated impairment losses	(32,200)	(32,200)	$ (32,200)
Residential [Member]
Goodwill [Line Items]
Goodwill, beginning balance	903,909	789,619
Acquisitions	0	114,290
Goodwill, ending balance	903,909	903,909
Commercial [Member]
Goodwill [Line Items]
Goodwill, beginning balance	40,389	40,389
Acquisitions	0	0
Goodwill, ending balance	40,389	40,389
Accumulated impairment losses	$ (32,200)	$ (32,200)